EQUITY - Capital reserves - Treasury Shares (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands			12 Months Ended
	Jul. 05, 2017	Jun. 01, 2017	Dec. 31, 2017	Dec. 31, 2016
EQUITY
Acquisition of shares in the financial market (in shares)		45
Transfer of lawsuits concerning judicial proceedings			R$ 2	R$ 17
Acquisition of shares in the financial market	R$ (32)
Preferred shares
EQUITY
Transfer of lawsuits concerning judicial proceedings (in shares)			(62)	(62)
Acquisition of shares in the financial market (in shares)	661	45
Acquisition of shares in the financial market	R$ (32)	R$ (2)
Unit issue price	R$ 45.26	R$ 47.31
Treasury shares
EQUITY
Balance (in shares)			2,290,503	2,290,898
Transfer of lawsuits concerning judicial proceedings (in shares)			(62)	(395)
Acquisition of shares in the financial market (in shares)			706
Balance (in shares)			2,291,147	2,290,503
Balance			R$ (87,790)	R$ (87,805)
Transfer of lawsuits concerning judicial proceedings			2	15
Acquisition of shares in the financial market			(32)
Balance			R$ (87,820)	R$ (87,790)
Treasury shares | Common shares
EQUITY
Balance (in shares)			2,290,164	2,290,164
Balance (in shares)			2,290,164	2,290,164
Treasury shares | Preferred shares
EQUITY
Balance (in shares)			339	734
Transfer of lawsuits concerning judicial proceedings (in shares)			(62)	(395)
Acquisition of shares in the financial market (in shares)			706
Balance (in shares)			983	339